Long-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Long-term debt
Long-term debt	€ 8,024,265	€ 7,864,796
Less current portion	(696,679)	(694,062)
Long-term debt, less current portion	7,327,586	7,170,734
Schuldschein loans
Long-term debt
Long-term debt	224,628	224,612
Bonds
Long-term debt
Long-term debt	7,331,094	7,389,365
Accounts Receivable Facility
Long-term debt
Long-term debt	321,767	93,725
Other long-term debt
Long-term debt
Long-term debt	€ 146,776	€ 157,094